Stock-Based Compensation (Details) - USD ($)								2 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Jan. 01, 2025	Nov. 11, 2024	Oct. 01, 2024	Sep. 30, 2024	Apr. 30, 2024	Mar. 25, 2024	Oct. 31, 2016	Mar. 31, 2024	Mar. 31, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Stock-Based Compensation [Line Items]
Initial reserve						51,726
Common stock immediately preceding	189,701											189,701
Granted option shares									406,251
Reserved shares	10,198
Stock based compensation expense (in Dollars)								$ 90,000.00	$ 304,946		$ 924,668		$ 96,896
Research and development (in Dollars)								$ 30,000.00	73,302		547,910		91,664
General and administrative expenses (in Dollars)									231,644				5,232
Unamortized stock-based compensation (in Dollars)									$ 1,210,000		$ 1,009,000	$ 1,009,000
Weighted average period									1 year 9 months 18 days			2 years 7 days
Fair value per share (in Dollars per share)			$ 10					$ 1.06	$ 1.2		$ 61.54
Fair value granted percentage (in Dollars per share)							$ 0.064452
Employees options to purchase			47,780							50,400
Employees purchase per share (in Dollars per share)			$ 10							$ 481
Cancelled stock options			34,550	34,550
Outstanding exercise price			15,850
Number of stock option granted (in Dollars)			$ 76,027
Expensed immediately (in Dollars)			28,636
Outstanding stock options (in Dollars)			$ 47,391
Intrinsic value options exercised (in Dollars)													$ 9,458
ESPP common stock						50,993
Addition additional shares		208,454			20,000
Diluted shares												5.00%
Aggregated option awards												64,948
Stock option future issuance												215,232
Expected dividend yield
Research and Development Expense [Member]
Stock-Based Compensation [Line Items]
General and administrative expenses (in Dollars)								$ 0.06			$ 376,758
Board of Directors [Member]
Stock-Based Compensation [Line Items]
Granted option shares									471,199
Common Stock [Member]
Stock-Based Compensation [Line Items]
Diluted shares												5.00%
Employee Stock [Member]
Stock-Based Compensation [Line Items]
Common stock immediately preceding												10,198
Diluted shares												1.00%
Common Stock [Member]
Stock-Based Compensation [Line Items]
Initial reserve						5,099
Issuance shares							4,888,402
Employees purchase per share (in Dollars per share)										$ 35.2
Expected dividend yield												0.00%